Payables for purchase of farms (Tables)	12 Months Ended
Jun. 30, 2018
Payables For Purchase Of Farms Tables Abstract
Schedule of payables for purchase of farms
	Restatement index		2018		2017

Nova Buriti Farm (a)		*IGP-M		—		22,085
São José Farm		—		—		2,561
				—		24,646

* IGP-M –Market General Price Index

a)	On August 30, 2017, the total debt was R$22,126, when the deed of Nova Buriti farm was prepared and consequently a partial amount for the farm was paid in the amount of R$5,802. Of the remaining balance, R$1,500 was paid on October 18, 2017, R$3,665 was paid on January 10, 2018, and R$1,886 was paid on May 29, 2018. During the negotiation, the total price of the farm was renegociated, fully waiving inflation adjustment (IGP-M – General Market Price Index), which would be payable by the Company. The amount of R$9,273 was recognized as financial income in the quarter ended September 30, 2017, see Note 23.